TAX-FREE TRUST OF ARIZONA
SEMI-ANNUAL REPORT

"BACK TO BASICS"
January 31, 1996
Dear Investor:

OBSERVATIONS ABOUT 1995

     The year 1995 was an extraordinary one in the securities market.

     As measured by various popular indexes, the stock market produced what would be considered "once in a lifetime" returns. The dazzle of spectacular price increases among common stocks in 1995 attracted the attention and participation of many investors. With stock price gains generally of the magnitude of 25% or more in a year, we can see why.

     Although bond prices, including those of municipal securities, also experienced considerable gains, these were distinctly overshadowed by what happened in the stock markets.

     Consequently with all the stock price excitement, many investors were distracted from their longer-term financial planning goals. As we all know - but sometimes forget - things do not continuously grow to the sky.

A NEW YEAR

     Here we are at the beginning of another year - 1996 - and the mid-point of Tax-Free Trust of Arizona's current fiscal year. Accordingly, it is well to consider the risk/reward characteristics of one's investments in light of longer-term investment goals and what might occur this year.

     Few people, including ourselves, are very good at crystal ball gazing with the securities markets. Nevertheless, we still would hazard an opinion that the magnitude of positive returns experienced in the stock markets in 1995 will NOT be repeated in 1996.

     As a result, we feel it prudent that all investors, including all current shareholders of the Trust, think seriously about the orientation of their investment funds. One should think about what might be the desirable risk/reward relationship of one's assets this year, as such orientation or allocation suits one's longer-term investment goals and objectives.

BACK TO BASICS

     It is always important to remember that stocks and bonds are entirely different types of investments. They are appropriate for different type investment objectives.

     Stocks are attractive for capital growth prospects while bonds are primarily used for capital preservation - and, for tax-free income in the case of municipal bonds. Individual equity securities can appreciate in value significantly during one time period and then, when a disappointing earnings report comes out or other adverse development occurs, can just as easily drop in price BY 20% - 30% IN JUST ONE DAY in the highly volatile marketplace that currently exists.

     Municipal bonds, on the other hand, generally don't fluctuate in price very significantly, unless they have long maturities or are of low quality. They just plod along from year to year, producing a relatively high level of capital preservation and a consistent and relatively decent level of tax-free annual income return.

     Moreover, with the relatively high level of credit safety that is inherent to municipal securities, this kind of investment gives you a comfort level you can count on in terms of protection of your investment and consistency ofincome stream, particularly over the longer-term time span in which your investment should be viewed.

     Therefore, with those investors having as a key investment goal the preservation of capital and a consistent monthly income stream, then Tax-Free Trust of Arizona could well be the investment vehicle that could serve one best.

WHERE THE TRUST NOW STANDS
QUALITY OF PORTFOLIO

     Quality is the most important ingredient in providing the means to protect investment capital.

     That is why the investment portfolio of Tax-Free Trust of Arizona has been constructed with such a high quality orientation. Of the nine separate credit ratings assignable to municipal securities by the nationally renown credit rating services, we ONLY invest in the TOP FOUR RATINGS.

     It is worth emphasizing that at December 31, 1995, 92.9% of the Trust's assets were ranked in the top three ratings - AAA, AA, AND A. Moreover, 77.6% of the assets were in the top two ratings.

     This represents EXCEPTIONALLY high quality standards. Consequently, the level of capital preservation offered to the Trust's shareholders is of the highest order.

     Moreover, the Trust's Investment Adviser, Bank One, Arizona, NA, is constantly reviewing each and every security in the portfolio as to its creditworthiness. We want shareholders to have the comfort of "SLEEPING WELL AT NIGHT" knowing that someone is paying close attention to the quality orientation of their investment in the Trust.

SHARE PRICE STABILITY
     In viewing the value of one's investment in the Trust, it is essential that regard be given to a reasonable time span.

     Unless one limits the maturity of fixed-income securities to one year or less, there will always be fluctuations in price as market conditions vary.

     A key goal that management has is to provide shareholders with a high level of share price stability over a reasonable time period.

     We believe this goal of share price stability has been achieved quite well over the years.

     In accomplishing this goal, the quality composition of the investment portfolio is an important element.

     Also, however, the maturity structure of the portfolio is a key ingredient. The Trust presently holds securities with very short maturities, but also some with quite long maturities. However, the average maturity at December 31, 1995 was 15.0 years. This helps contain fluctuations in share price - up or down - to a modest nature.

     Another factor in creating share price stability is diversification - diversification by number of issues, by numerous municipal issuers, by nature of projects financed and by geographic location within Arizona. The diversification employed by the Trust encompasses all these elements. At December 31, 1995, there were 219 separate securities in the investment portfolio.

RATE OF RETURN

     We consistently try to provide shareholders with a good level of DOUBLE TAX-FREE income - as high as possible commensurate with the degree of capital preservation we strive to achieve.

     The accompanying chart shows the average annualized level of DOUBLE TAX-FREE income distributed to shareholders over the past six-month period, from July 1 through December 31, as measured against the maximum public offering price.

           TAX-FREE TRUST OF ARIZONA'S DOUBLE TAX-FREE DISTRIBUTION
              RATE AS COMPARED TO THE TAXABLE EQIVALENT RATE AN
             INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket                              28%        31%       36%      39.6%
Taxable Equivalent Rate                  7.44%      7.87%     8.55%    9.09%
Double Tax-Free Distribution Rate        5.08%      5.08%     5.08%    5.08%

     Since shareholders are subject to the payment of income tax at Federal tax levels as well as payment of State of Arizona income tax, we have also shown in this chart the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Trust.

     No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the taxable and the DOUBLE TAX-FREE return levels.

     It is important to note that it would not have been possible over the past six-month period to find taxable fixed-income investments that would produce the same level of after tax return as that of the Trust, unless one settled for a lesser quality and higher risk taxable investment.

SIZE OF TRUST'S ASSETS

     We are pleased to report that at December 31, 1995, the total net asset size of Tax-Free Trust of Arizona was $395,136,084. This compares with the level of $357,637,534 at the same date a year earlier and $380,745,418 at July 1, 1995, the start of the this current fiscal year.

     Such asset size helps keep the Trust's expense ratio for its operations significantly below the industry average for similar-type municipal bond funds.

OUR APPRECIATION

     We thank all shareholders for their continued loyalty and for the confidence placed in the management of Tax-Free Trust of Arizona. You can be assured that we will constantly try our best to merit your continuing support.

                                         Sincerely,

                                         /s/ Lacy B. Herrmann
                                         Lacy B. Herrmann
                                         President and Chairman
                                           of the Board of Trustees

                     TAX-FREE TRUST OF ARIZONA
                     STATEMENT OF INVESTMENTS
                   DECEMBER 31, 1995 (unaudited)

                                                      RATING
FACE        ARIZONA GENERAL OBLIGATION                MOODYS/
AMOUNT      BONDS (25.7% OF NET ASSETS)               S&P             VALUE
              Apache Co.,
 $ 750,000        5.100%, 7-1-99                       Baa/NR       $ 757,500
              Bullhead City Parkway Improvement
                District,
 1,055,000        6.100%, 1-1-11                       Baa/NR       1,084,012
 1,000,000        6.100%, 1-1-12                       Baa/NR       1,030,000
              Chandler, Arizona,
 500,000          7.100%, 7-1-04                       Baa1/A+        557,500
 450,000          7.000%, 7-1-12, FGIC Insured         Aaa/AAA        507,375
              Cochise Co. Unified School District
                No. 68 (Sierra Vista),
 1,000,000        6.000%, 7-1-06, FGIC Insured         Aaa/AAA      1,072,500
 1,000,000        6.100%, 7-1-08, FGIC Insured         Aaa/AAA      1,066,250
 925,000          5.750%, 7-1-09, FGIC Insured         Aaa/AAA        964,312
              Coconino Co. Unified School District
                No. 1 (Flagstaff),
 2,000,000        5.500%, 7-1-09, AMBAC Insured        Aaa/AAA      2,047,500
              Coconino & Yavapai Unified School
                District (Sedona),
 1,000,000        5.900%, 7-1-07                       NR/A-        1,045,000
 1,000,000        5.700%, 7-1-07, FGIC Insured         Aaa/AAA      1,052,500
              Flagstaff, Arizona,
 500,000          6.300%, 7-1-06, FGIC Insured         Aaa/AAA        540,000
 1,580,000        6.000%, 7-1-07, FGIC Insured         Aaa/AAA      1,662,950
              Gila Co. Unified School District No.
                10 (Payson),
 500,000          5.750%, 7-1-09, AMBAC Insured        Aaa/AAA        523,125
              La Paz Co. Unified School District
                No. 27 (Parker),
 800,000          6.000%, 7-1-05                       Baa/NR         835,000
              Maricopa Co. Elementary School
                District No. 1 (Phoenix)
 250,000          5.800%, 7-1-10, CGIC Insured         Aaa/AAA        261,250
              Maricopa Co. Elementary School
                District No. 3 (Tempe),
 500,000          8.000%, 7-1-01                       A1/AA          587,500
 750,000          5.400%, 7-1-12, FGIC Insured         Aaa/AAA        760,312
 2,780,000        6.000%, 7-1-13, AMBAC Insured        Aaa/AAA      2,936,375
              Maricopa Co. Unified School District
                No. 4 (Mesa),
 3,530,000        5.500%, 7-1-06, FGIC Insured         Aaa/AAA      3,693,263
 750,000          5.650%, 7-1-11, FGIC Insured         Aaa/AAA        777,188
              Maricopa Co. School District No. 6
                (Washington),
 300,000          8.000%, 7-1-04, MBIA Insured         Aaa/AAA        369,000
              Maricopa Co. School District No. 8
                (Osborn),
 1,010,000        7.200%, 7-1-08                       A1/NR        1,116,050
              Maricopa Co. Unified School
                District No. 11 (Peoria),
 500,000          9.250%, 7-1-01, FGIC Insured         Aaa/AAA        617,500
 2,000,000        6.100%, 7-1-10, AMBAC Insured        Aaa/AAA      2,145,000

                                    5

                             TAX-FREE TRUST OF ARIZONA
                             STATEMENTS OF INVESTMENTS
                                                      RATING
FACE              ARIZONA GENERAL OBLIGATION          MOODYS/
AMOUNT            BONDS (CONTINUED)                   S&P             VALUE
              Maricopa Co. Unified School
                District No. 25 (Liberty),
 $ 750,000        7.500%, 7-1-05                       Baa/NR       $ 825,000
              Maricopa Co. Elementary School
                District No. 28 (Kyrene),
 835,000            6.000%, 7-1-02, FGIC Insured       Aaa/AAA        910,150
              Maricopa Co. Unified School
                District No. 38 (Madison),
 1,000,000        5.250%, 7-1-09, FGIC Insured         Aaa/AAA      1,008,750
              Maricopa Co. Unified School
                District No. 41 (Gilbert),
 1,000,000        5.200%, 7-1-09, FGIC Insured         Aaa/AAA      1,041,250
              Maricopa Co. Unified School
                District No. 48 (Scottsdale),
 750,000            6.750%, 7-1-09                      Aa/AA         842,812
              Maricopa Co. Elementary School
                District No. 68 (Alhambra),
 1,335,000        6.800%, 7-1-10, AMBAC Insured         Aaa/AAA     1,476,844
 1,000,000        5.100%, 7-1-11, AMBAC Insured         Aaa/AAA       986,250
 1,000,000        5.125%, 7-1-12, AMBAC Insured         Aaa/AAA       990,000
              Maricopa Co. Unified School
                District No. 69 (Paradise Valley),
 3,250,000        7.000%, 7-1-07                         A1/A+      3,700,938
 1,000,000        5.000%, 7-1-08, AMBAC Insured          Aaa/AAA      992,500
 2,400,000        5.800%, 7-1-09, AMBAC Insured          Aaa/AAA    2,568,000
              Maricopa Co. Unified School
                District No. 98 (Fountain Hills),
 1,000,000        5.750%, 7-1-12, Ambac Insured          Aaa/AAA    1,036,250
              Maricopa Co. High School District
                No. 205 (Glendale Union),
 2,000,000        5.350%, 7-1-08                         A1/AA-     2,047,500
 1,000,000        5.500%, 7-1-11, FGIC Insured           Aaa/AAA    1,020,000
 2,000,000        5.700%, 7-1-14, FGIC Insured           Aaa/AAA    2,060,000
              Maricopa Co. High School District
                No. 210 (Phoenix Union),
 2,000,000        6.750%, 7-1-04                         Aa/AA      2,247,500
 2,000,000        6.200%, 7-1-06                         Aa/AA      2,160,000
 3,000,000        5.450%, 7-1-08                         Aa/AA      3,082,500
 2,000,000        5.700%, 7-1-15                         Aa/AA      2,080,000
              Maricopa Co. High School District
                No. 213 (Tempe),
 1,000,000        6.000%, 7-1-12, FGIC Insured           Aaa/AAA    1,063,750
              Maricopa Co. Unified School
                District No. 214 (Tolleson),
 1,075,000        5.000%, 7-1-10, FGIC Insured           Aaa/AAA    1,054,844
              Mesa, Arizona,
 5,425,000        5.700%, 7-1-08, MBIA Insured           Aaa/AAA    5,730,156

                          TAX-FREE TRUST OF ARIZONA
                          STATEMENT OF INVESTMENTS

                                                    RATING
 FACE           ARIZONA GENERAL OBLIGAION           MOODYS/
AMOUNT          BONDS (CONTINUED)                   S&P             VALUE
              Mohave Co. Unified School
                District No. 1 (Lake Havasu),
 $ 650,000        5.150%, 7-1-08, AMBAC Insured      Aaa/AAA       $ 661,375
 1,000,000        5.375%, 7-1-12, AMBAC Insured      Aaa/AAA       1,013,750
              Navajo Co. Unified School
                District No. 1 (Winslow),
 1,000,000        5.200%, 7-1-08, AMBAC Insured      Aaa/AAA       1,015,000
              Navajo Co. Unified School
                District No. 2 (Joseph City),
 550,000          6.700%, 7-1-00                     NR/BBB-         591,937
              Navajo Co. Unified School
                District No. 27 (Kayenta),
 500,000          5.750%, 7-1-01                     Baa/NR          518,125
              Navajo Co. Unified School
                District No. 32 (Blue Ridge),
 985,000          5.900%, 7-1-08, CGIC Insured       Aaa/AAA       1,055,181
              Phoenix, Arizona,
 1,040,000        7.500%, 7-1-03                     Aaa/AA+       1,236,300
 3,000,000        6.500%, 7-1-11                     NR/AA+        3,273,750
 900,000          5.600%, 7-1-11                     Aa1/AA+         937,125
 1,000,000        6.250%, 7-1-16                     Aa1/AA+       1,133,750
 2,000,000        5.000%, 7-1-19                     Aa1/AA+       1,900,000
              Pima Co. Unified School
                District No. 1 (Tucson),
 1,135,000        6.900%, 7-1-06                     A1/A+         1,231,475
 1,000,000        6.875%, 7-1-10, MBIA Insured       Aaa/AAA       1,132,500
 2,000,000        6.100%, 7-1-11, FGIC Insured       Aaa/AAA       2,112,500
              Pinal Co. Elementary School
                District No. 4 (Casa Grande),
 750,000          6.000%, 7-1-04, AMBAC Insured      Aaa/AAA         810,938
              Pinal Co. School District
                No. 8 (San Manuel),
 1,000,000        6.800%, 7-1-10                     NR/BBB        1,070,000
              Pinal Co. High School District
                No.82 (Casa Grande),
 1,500,000        5.375%, 7-1-09, AMBAC Insured      Aaa/AAA       1,541,250
              Pinewood Sanitary District,
 605,000          6.500%, 7-1-09                     NR/NR*          617,100
              Prescott Valley Sewer Collection
                Improvement District,
 500,000          7.900%, 1-1-12                     NR/BBB-         561,250
              Santa Cruz Co. Unified School
                District No. 1 (Nogales),
 400,000          7.700%, 7-1-03, AMBAC Insured      Aaa/AAA         469,000
 1,000,000        5.800%, 7-1-13, FSA Insured        Aaa/AAA       1,027,500
              Scottsdale, Arizona,
 1,250,000        6.000%, 7-1-14                     Aa1/AA+       1,304,688
              Tempe, Arizona,
 1,000,000        5.300%, 7-1-09                     Aa/AA+        1,035,000
 1,450,000        6.000%, 7-1-10                     Aa/AA+        1,526,125
 1,290,000        5.400%, 7-1-11                     Aa/AA+        1,336,762

                                    7

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS

                                                    RATING
FACE            ARIZONA GENERAL OBLIGATION          MOODYS/
AMOUNT          BONDS (CONTINUED)                   S&P           VALUE
              Tucson, Arizona,
 $ 500,000        5.750%, 7-1-09, FGIC Insured       Aaa/AAA       $ 528,750
 2,000,000        6.100%, 7-1-12, FGIC Insured       Aaa/AAA       2,120,000
              Yavapai Co. Unified School
                District No. 28 (Camp Verde)
 500,000          6.000%, 7-1-08, FGIC Insured       Aaa/AAA         541,875
              Yuma, Arizona,
 2,000,000        6.125%, 7-1-12, AMBAC Insured      Aaa/AAA       2,132,500
              Total Arizona General Obligation
                Bonds                                            101,369,462

              ARIZONA REVENUE BONDS (67.5%
                of Net Assets)

              Airport Revenue Bonds (1.5% of
                Net Assets)
              Phoenix, Municipal Airport
                Authority,
 2,750,000        7.800%, 7-1-11, AMT                 Aa/AA+       2,918,438
 1,210,000        7.875%, 7-1-14, AMT                 Aa/AA+       1,288,650
 565,000          6.400%, 7-1-12, AMT, MBIA Insured   Aaa/AAA        612,319
              Tucson, Municipal Airport Authority,
 1,000,000        5.700%, 6-1-13, MBIA Insured        Aaa/AAA      1,035,000
              Total Arizona Airport Authority Bonds                5,854,407

              Basic Service Revenue Bonds (13.1% of
                Net Assets)
              Arizona Department of
                Transportation Revenue Bonds,
 1,500,000        7.000%, 7-1-06, (pre-refunded)      Aaa/AAA      1,681,875
 1,400,000        6.500%, 7-1-11, (pre-refunded)      Aaa/AA       1,580,250
              Arizona Department of
                Transportation (Maricopa Co.)
                Regional Area Revenue Bonds,
 1,790,000        7.800%, 7-1-00, (pre-refunded)      Aaa/AA-      1,924,250
              Casa Grande Excise Tax Revenue
              Bonds,
 365,000          6.000%, 4-1-10, FGIC Insured        Aaa/AAA        386,900
              Chandler Water & Sewer Revenue
                Bonds,
 1,815,000        6.250%, 7-1-13, FGIC Insured        Aaa/AAA      1,935,244
              Gilbert Water & Sewer Revenue
                Bonds,
 2,500,000        6.500%, 7-1-12, FGIC Insured        Aaa/AAA      2,750,000
              Mesa Utility System Revenue Bonds,
 4,000,000        5.375%, 7-1-12, FGIC Insured        Aaa/AAA      4,065,000
              Peoria Water & Sewer Revenue Bonds,
 555,000          6.600%, 7-1-04, FGIC Insured        Aaa/AAA        602,869
              Phoenix, Civic Improvement Corp.
                Water System Revenue Bonds,
 1,885,000        5.000%, 7-1-13                      A1/A         1,830,806
 1,500,000        5.400%, 7-1-14                      A1/AA-       1,520,625


                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS

                                                      RATING
FACE                                                  MOODY'S/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)       S&P           VALUE
              Phoenix, Street & Highway User
                Revenue Bonds,
 $ 2,490,000      6.250%, 7-1-06                      A1/AA       $ 2,745,225
 1,000,000        6.500%, 7-1-08, (pre-refunded)      NR/AA         1,130,000
 3,700,000        6.250%, 7-1-11                      A1/AA         4,153,250
 5,000,000        6.250%, 7-1-11                      A/A+          5,281,250
 3,265,000        6.250%, 7-1-11                      A1/AA         3,526,200
              Pima County, Sewer Revenue Bonds,
 1,430,000        6.750%, 7-1-01, FGIC Insured        Aaa/AAA       1,610,537
 1,350,000        6.750%, 7-1-15, FGIC Insured        Aaa/AAA       1,478,250
              Sedona Sewer Revenue Bonds,
 2,600,000        8.750%, 7-1-10, (pre-refunded)      NR/AAA        3,094,000
 700,000          7.400%, 7-1-11                      NR/BBB          802,375
 1,000,000        7.000%, 7-1-12                      NR/BBB        1,097,500
              Sierra Vista, Street & Highway
                Revenue Bonds,
 500,000          6.400%, 7-1-03, AMBAC Insured       Aaa/AAA         527,500
              Tucson, Water System Revenue Bonds,
 500,000          7.000%, 7-1-10, MBIA Insured        Aaa/AAA         539,375
 1,500,000        6.700%, 7-1-12                      A1/A+         1,661,250
 1,700,000        6.500%, 7-1-16                      A1/A+         1,848,750
 1,870,000        5.750%, 7-1-18                      A1/A+         1,923,762
 2,000,000        6.750%, 7-1-19, (pre-refunded)      NR/A+         2,265,000
              Total Basic Service Revenue Bonds                    51,962,043

              Hospital Revenue Bonds (3.8% of
                Net Assets)
              Arizona Health Facilities (St.
                Luke's Health System),
 3,260,000        7.250%, 11-1-14, (pre-refunded)      Aaa/NR       3,879,400
              Arizona Health Facilities (Samaritan
                Health),
 2,000,000        5.625%, 12-1-15, MBIA Insured        Aaa/AAA      2,042,500
              Chandler Industrial Development
                Authority (Ahwatukee Medical
                Facility),
 500,000          7.000%, 7-1-22                       NR/NR*         490,625
              Maricopa Co. Industrial Development
                Authority (Mercy Health Care
                System-St. Joseph's Hospital)
                Revenue Bonds,
 1,005,000        7.125%, 7-1-07, MBIA Insured         Aaa/AAA      1,116,806
 1,015,000        7.750%, 11-1-10                      Aaa/NR       1,197,700
              Mesa Industrial Development Authority
                (Western Health),
 2,000,000        7.625%, 1-1-19, BIGI Insured         Aaa/AAA      2,227,500


                          TAX-FREE TRUST OF ARIZONA
                           STATEMENT OF INVESTMENTS

                                                     RATING
FACE                                                 MOODYS/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)      S&P             VALUE
               Pima Co. Industrial Development
                 Authority (Tucson Medical Center)
                 Revenue Bonds, AMBAC Insured,
 $ 1,000,000       6.375%, 4-1-12, MBIA Insured      Aaa/AAA      $ 1,075,000
 400,000           7.000%, 4-1-14, MBIA Insured      Aaa/AAA          410,364
 500,000           5.000%, 4-1-15, MBIA Insured      Aaa/AAA          480,000
               Scottsdale Industrial Development
                 Authority (Scottsdale Memorial
                 Hospital),
 2,000,000         5.500%, 9-1-12, AMBAC Insured     Aaa/AAA        2,065,000
               Total Hospital Revenue Bonds                        14,984,895

               Lease Revenue Bonds (9.4% of Net
                 Assets)
               Arizona Certificates of Participation
                 Lease Revenue Bonds,
 500,000           6.625%, 9-1-08, FSA Insured       Aaa/AAA          550,000
 2,000,000         6.500%, 3-1-08, FSA Insured       Aaa/AAA        2,192,500
               Arizona Municipal Finance Program
                 No. 7,
 855,000           7.600%, 8-1-00, BIGI Insured      Aaa/AAA          899,888
               Arizona Municipal Finance Program
                 No. 15,
 1,000,000         8.650%, 8-1-04, BIGI Insured      Aaa/AAA        1,062,500
 500,000           8.750%, 8-1-06, BIGI Insured      Aaa/AAA          533,750
               Arizona Municipal Finance Program
                 No. 20,
 1,300,000         7.700%, 8-1-10, BIGI Insured      Aaa/AAA        1,592,500
               Arizona Municipal Finance Program
                 No. 34,
 1,000,000         7.250%, 8-1-09, BIGI Insured      Aaa/AAA        1,213,750
               Avondale Municipal Facilities
                 Lease Revenue Bonds,
 500,000           7.150%, 7-1-13, MBIA Insured      Aaa/AAA          543,750
               Bullhead City Municipal Property
                 Corp. Lease Rev.,
 500,000           7.200%, 7-1-10, FGIC Insured      Aaa/AAA          556,250
               Cochise Co. Certificates of
                 Participation Lease Revenue Bonds,
 390,000           6.000%, 8-1-04, MBIA Insured      Aaa/AAA          398,085
               Glendale Municipal Property Corp.
                 Lease Revenue Bonds,
 1,000,000         7.000%, 7-1-09, MBIA Insured      Aaa/AAA        1,083,750
               Lake Havasu City Certificates of
                 Participation Lease Revenue Bonds,
 950,000           5.625%, 6-1-04, FGIC Insured      Aaa/AAA        1,004,625
 500,000           7.000%, 6-1-05, FGIC Insured      Aaa/AAA          558,750
               Maricopa Co. Certificates of
                 Participation Lease Revenue Bonds,
 2,000,000         5.625%, 6-1-00                    Baa/BBB        2,070,000
 1,000,000         6,000%, 6-1-04                    Baa/BBB        1,051,250

                             TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF INVESTMENTS

                                                     RATING
FACE                                                 MOODYS/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)      S&P             VALUE
              Nogales Municipal Development
                Authority Lease Revenue Bonds,
 $ 500,000        8.000%, 6-1-08, MBIA Insured        Aaa/AAA       $ 549,375
              Phoenix Civic Improvement Revenue
                Bonds,
 1,890,000        6.300%, 7-1-14                      Aa/AA+        2,050,650
 1,500,000        6.000%, 7-1-14                      Aa/AA+        1,593,750
              Pinal Co. Certificates of
                Participation Lease Revenue Bonds,
 865,000          7.900%, 6-1-01                      NR/BBB-         886,495
 1,180,000    6.250%, 6-1-04                          NR/AA         1,283,250
 525,000          6.375%, 6-1-06                      NR/AA           568,312
              Scottsdale Municipal Property
                Corp. Lease Revenue Bonds,
 1,660,000        7.750%, 11-1-06, FGIC Insured       Aaa/AAA       1,747,598
 2,200,000        6.250%, 11-1-10, FGIC Insured       Aaa/AAA       2,365,000
 2,155,000        7.875%, 11-1-14, FGIC Insured       Aaa/AAA       2,270,896
 1,870,000        6.250%, 11-1-14, FGIC Insured       Aaa/AAA       1,977,525
              Tucson Certificates of
                Participation Lease Revenue Bonds,
 525,000          5.700%, 7-1-02                      NR/A-           533,531
 1,000,000        6.375%, 7-1-09                      Baa1/AA       1,083,750
              Tucson Business Development
                Finance Corp,
 2,275,000        6.250%, 7-1-12, FGIC Insured        Aaa/AAA       2,428,562
              University of Arizona Certificates of
                Participation Lease Revenue Bonds,
 1,000,000        5.650%, 9-1-09, CGIC Insured        Aaa/AAA       1,033,750
              Yuma Municipal Property Corp.
                Lease Revenue Bonds,
 1,385,000        5.250%, 7-1-12, AMBAC Insured       Aaa/AAA       1,379,806
              Total Lease Revenue Bonds                            37,063,598

              Mortgage Revenue Bonds (3.2% of
                Net Assets)
              Maricopa Co. Industrial Development
                Authority Single Family Mortgage
                Revenue Bonds,
 545,000          7.500%, 8-1-12                       Aa/NR          586,556
              Peoria Industrial Development
                Authority (Casa Del Rio),
 2,500,000        7.300%, 2-20-28                      NR/AAA       2,718,750
              Phoenix Industrial Development
                Authority Single Family Mortgage
                Revenue,
 1,750,000        6.300%, 12-1-12, AMT                 NR/AAA       1,828,750
              Pima Co. Industrial Development
                Authority (Broadway Proper),
 500,000          8.150%, 12-1-25                      NR/A-          553,760

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS

                                                      RATING
FACE                                                  MOODYS/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)       S&P             VALUE
              Pima Co. Industrial Development
                Authority Single Family Mortgage
                Revenue,
 $ 420,000    7.625%, 2-1-12                           A/NR        $  445,200
 1,120,000    6.500%, 2-1-17                           A/NR         1,163,400
 2,000,000    6.750%, 11-1-27, AMT                     NR/AAA       2,115,000
              Scottsdale Industrial Development
                Authority (Westminster Village),
 1,185,000    7.700%, 6-1-06                           NR/NR*       1,264,988
 500,000        10.000%, 6-1-17                        NR/NR*         555,000
              Tempe Industrial Development
                Authority (Friendship Village),
 1,500,000    6.500%, 12-1-08                          NR/NR*       1,479,375
              Total Mortgage Revenue Bonds                         12,710,779

              Pollution Control Revenue Bonds
                (5.7% of Net Assets)
              Casa Grande Industrial Developement
                Authority (Frito Lay) Revenue Bonds,
 250,000        6.650%, 12-1-14                         A1/NR         275,312
              Gila Co. Pollution Control (Asarco)
                Revenue Bonds,
 3,900,000    8.900%, 7-1-06                            Baa2/BBB    4,241,250
              Gilbert Industrial Development
                Authority Wastewater Reclamation
                Facility Revenue Bonds,
 600,000        10.000%, 10-1-10                        NR/NR*        697,500
              Greenlee Co. Pollution Control
                (Phelps Dodge) Revenue Bonds,
 7,185,000    5.450%, 6-1-09                            A2/A        7,328,700
              Mohave Co. Industrial Development
                Authority (North Star Steel)
                Revenue Bonds,
 4,150,000    5.500%, 12-1-20, AMT                       Aa3/AA-    4,134,438
              Navajo Co. Pollution Control
                Revenue Bonds (Arizona Public
                Service),
 6,000,000    5.875%, 8-15-28                            Baa1/BBB   6,037,500
              Total Pollution Control Revenue Bonds                22,714,700

              University Revenue Bonds (10.6% of
                Net Assets)
              Arizona Board of Regents-Arizona
                State University System Revenue
                Bonds,
 1,330,000    5.500%, 7-1-19                              A1/AA     1,341,638
 6,750,000    5.750%, 7-1-12                              A1/AA     6,994,688
 1,000,000    7.875%, 7-1-15                              A1/AA     1,040,290
 7,000,000    6.125%, 7-1-15                              A1/AA     7,393,750

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF INVESTMENTS

                                                      RATING
FACE                                                  MOODYS/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)       S&P             VALUE

              Arizona State University Research
                Park Revenue Bonds,
 $ 450,000        5.000%, 7-1-08, MBIA Insured        Aaa/AAA       $ 447,188
              Arizona Board of Regents-Northern
                Arizona University System Revenue
                Bonds,
 500,000          9.900%, 6-1-98                      A1/A+           567,500
 685,000          7.400%, 6-1-02                      A1/A+           753,500
 1,000,000        6.400%, 6-1-07, FGIC Insured        Aaa/AAA       1,090,000
 1,480,000        7.500%, 6-1-07                      A1/A+         1,633,550
 1,500,000        7.500%, 6-1-08                      A1/A+         1,655,625
 3,150,000        5.800%, 6-1-08, AMBAC Insured       Aaa/AAA       3,307,500
              Arizona Board of Regents-University
                of Arizona System Revenue Bonds,
 2,750,000        6.250%, 6-1-11                      A1/AA         2,952,812
 3,000,000        7.000%, 6-1-15                      A1/AA         3,378,750
 660,000          6.625%, 6-1-15                      A1/AA           744,150
              Arizona Educational Loan Mktg Corp.,
 1,000,000        6.000%, 9-1-01, AMT                 Aa/NR         1,056,250
 450,000          7.000%, 3-1-05, AMT                 A/NR            489,938
 1,720,000        5.700%, 12-1-08, AMT                A/NR          1,745,800
              Arizona Student Loan Revenue,
 500,000          6.600%, 5-1-10                      Aa/NR           536,875
              East Valley Institute of Technology,
 820,000          6.000%, 7-1-05, AMBAC Insured       Aaa/AAA         867,150
              Glendale Industrial Development
                Authority (American Graduate School),
 300,000          7.125%, 7-1-20, CONLEE Insured      NR/AAA          345,000
              Maricopa Co. Community College
                District Revenue Bonds,
 1,700,000        7.750%, 7-15-05                     A1/AA         1,770,074
              Yavapai Co. Community College
                District Revenue Bonds,
 1,070,000        5.400%, 7-1-10, FGIC Insured        Aaa/AAA       1,090,063
 500,000          6.000%, 7-1-12                      NR/A-           525,000
              Total University Revenue Bonds                       41,727,091

              Utility Revenue Bonds (20.2% of
                Net Assets)
              Arizona Power Authority (Hoover Dam
                Project) Revenue Bonds,
 2,870,000        5.300%, 10-1-06, MBIA Insured        Aaa/AAA      2,981,212
 8,735,000        5.375%, 10-1-13, MBIA Insured        Aaa/AAA      8,833,269
 2,500,000        5.250%, 10-1-17, MBIA Insured        Aaa/AAA      2,475,000

                             TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF INVESTMENTS

                                                     RATING
 FACE                                                MOODYS/
AMOUNT        ARIZONA REVENUE BONDS (CONTINUED)      S&P           VALUE
              Arizona Wastewater Management
                Authority Revenue Bonds,
 $ 1,700,000      6.800%, 7-1-11                      Aa/AA+      $ 1,897,625
 500,000          5.750%, 7-1-15, AMBAC Insured       Aaa/AAA         520,625
              Central Arizona Water Conservation
                District Revenue Bonds,
 1,500,000        7.500%, 11-1-05                     A1/AA-        1,734,375
 1,500,000        4.750%, 5-1-09, MBIA Insured        Aaa/AAA       1,438,125
 2,000,000        5.500%, 11-1-09                     A1/AA-        2,087,500
 3,000,000        7.125%, 11-1-11                     A1/AA-        3,420,000
 4,490,000        6.500%, 11-1-11                     A1/AA-        5,017,575
              Maricopa Co. Industrial Development
                Authority (Citizens Utility),
 1,000,000        6.875%, 9-1-03                      NR/AA+        1,053,750
              Mohave Co. Industrial Development
                Authority (Citizens Utility),
 3,000,000        7.050%, 8-1-20                      NR/AA+       3,296,250
              Pima Co. Industrial Development
                Authority (Tucson Electric)
                Revenue Bonds,
 3,500,000        7.250%, 7-15-10, FSA Insured        Aaa/AAA       3,832,500
              Salt River Project Agricultural
                Improvement and Power Revenue
                Bonds,
 4,500,000        6.200%, 1-1-12                       Aa/AA        4,798,125
 2,000,000        5.250%, 1-1-13                       Aa/AA        2,000,000
 650,000          6.000%, 1-1-13                       Aa/AA          610,200
 8,930,000        5.750%, 1-1-19                       Aa/AA        9,075,113
 8,500,000        6.250%, 1-1-19                       Aa/AA        9,095,000
 8,000,000        6.250%, 1-1-27                       Aa/AA        8,510,000
 565,000          8.250%, 1-1-28, (pre-refunded)       NR/AAA         680,875
 3,000,000        7.300%, 1-1-30, (pre-refunded)       NR/AAA       3,390,000
 2,000,000        6.000%, 1-1-31                       Aa/AA        2,042,500
              Santa Cruz Industrial Development
                Authority (Citizens Utility),
 1,020,000        7.150%, 2-1-23, AMT                  NR/AA+       1,099,050
              Total Utility Revenue Bonds                          79,888,669

              Total Arizona Revenue Bonds                         266,906,182

              PUERTO RICO BONDS (6.4% OF NET
                ASSETS)
              Puerto Rico General Obligation
                Bonds,
 2,300,000        6.000%, 7-1-14, MBIA Insured          Aaa/AAA     2,415,000
 2,035,000        6.450%, 7-1-17                        Baa1/A      2,179,994

                              TAX-FREE TRUST OF ARIZONA
                              STATEMENT OF INVESTMENTS

                                                    RATING
 FACE                                               MOODYS/
 AMOUNT       PUERTO RICO BONDS (CONTINUED)         S&P             VALUE
              Puerto Rico Electric Power
                Authority Revenue Bonds,
 $ 6,000,000      6.125%, 7-1-09                     Baa1/A-     $ 6,592,500
 1,740,000        5.500%, 7-1-10                     Baa1/A-       1,748,700
 2,000,000        6.000%, 7-1-16                     Baa1/A-       2,062,500
              Puerto Rico Highway Authority
                Revenue Bonds,
 850,000          7.600%, 7-1-02                     Baa1/A          976,437
 2,000,000        5.200%, 7-1-03                     Baa1/A        2,050,000
              Puerto Rico Industrial, Medical
                & Environmental Revenue Bonds,
 3,500,000        6.250%, 11-15-13, (Pepsico)        A1/A          3,810,625
 1,000,000        7.600%, 5-1-14, (Warner Lambert)   NR/AA3        1,121,250
              Puerto Rico Public Building
                Authority Revenue Bonds,
 1,000,000        7.875%, 7-1-07, (pre-refunded)     Aaa/AAA       1,078,750
              Puerto Rico Urban Renewal &
                Housing Corp. Revenue Bonds,
 1,000,000        7.875%, 10-1-04                    Baa/BBB       1,122,500
              Total Puerto Rico Bonds                             25,158,256

              Total Investments - 99.6%
                (Cost $370,831,745)                              393,433,900
              Other assets in excess of
                liabilities - 0.4%                                 1,702,184
              Net Assets - 100%                                $ 395,136,084

* Any security not rated must be determined by the Investment
  Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

# Cost for Federal tax purposes is $369,627,896.

See accompanying notes to financial statements.

                             TAX-FREE TRUST OF ARIZONA
                        STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1995 (UNAUDITED)

ASSETS
   Investments at value (identified cost - $370,831,745)       $ 393,433,900
   Cash                                                            1,073,975
   Interest receivable                                             9,200,442
   Receivable for Trust shares sold                                  134,129
   Other assets                                                        5,890
       Total assets                                              403,848,336

LIABILITIES
   Payable for investment securities purchased                     8,074,107
   Dividends payable                                                 219,353
   Distribution fees payable                                         146,351
   Adviser and Administrator fees payable                            129,424
   Accrued expenses                                                  120,123
   Payable for Trust shares redeemed                                  22,894
       Total liabilities                                           8,712,252

NET ASSETS (equivalent to $10.72 per share on
  36,867,080 shares outstanding)                               $ 395,136,084

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of
     shares, par value $.01 per share                              $ 368,671
   Additional paid-in capital                                    374,304,473
   Accumulated net loss on investments                           (2,139,215)
   Net unrealized appreciation on investments                     22,602,155
                                                               $ 395,136,084

   Net Asset Value, redemption price per share                       $ 10.72

   Offering price per share (100/96 of $10.72
     adjusted to nearest cent)                                       $ 11.17

See accompanying notes to financial statements.

                              TAX-FREE TRUST OF ARIZONA
                              STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDING DECEMBER 31, 1995 (UNAUDITED)
Investment Income:
       Interest income                                          $ 11,665,020

Expenses:
   Investment Adviser fees (note B)               $ 390,509
   Administrator fees (note B)                      390,509
   Distribution fees (note B)                       292,853
   Transfer and shareholder servicing
     agent fees                                     140,000
   Shareholders meeting, reports, and
     proxy statements                                45,000
   Legal fees                                        42,000
   Trustees fees and expenses                        39,500
   Custodian fees (note F)                           21,400
   Registration fees and dues                        18,000
   Audit and accounting fees                         14,500
   Insurance                                          4,500
   Miscellaneous                                     34,654

                                                   1,433,425

   Expenses paid indirectly (note F)                                (21,400)
     Net expenses                                                  1,412,025
     Net investment income                                        10,252,995

Realized and unrealized gain on investments:
   Net realized gain from securities
     transactions                                  2,248,847
   Change in unrealized appreciation
     on investments                               10,482,841

   Net realized and unrealized gain
     on investments                                               12,731,688

   Net increase in net assets
     resulting from operations                                  $ 22,984,683

See accompanying notes to financial statements.

                             TAX-FREE TRUST OF ARIZONA
                        STATEMENTS OF CHANGES IN NET ASSETS
                                 (UNAUDITED)

                                                   Six Months       Year Ended
                                                   Ended December   June 30,
                                                   31, 1995         1995
OPERATIONS:
 Net investment income                             $ 10,252,995   $ 20,536,651
 Net realized gain (loss) from
   securities transactions                           2,248,847     (4,413,317)
 Change in unrealized
   appreciation on investments                       10,482,841     12,083,287
 Net increase in net assets
   resulting from operations                         22,984,683     28,206,621

DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ($0.28
   and $0.56 per share, respectively)               (10,252,995)  (20,536,651)
 Net realized gain on investments                         -             -
 Total distributions                                (10,252,995)  (20,536,651)
 Net increase from investment
   activities                                        12,731,688      7,669,970

TRUST SHARE TRANSACTIONS:
                                    SHARES
                           Six Months
                           Ended         Year Ended
                           December      June 30,
                           31, 1995      1995

 Shares sold               1,629,912     3,948,576    17,125,247    39,810,048
 Shares issued through
   reinvestment of
   dividends                 503,156     1,059,761     5,288,240    10,742,087
 Shares redeemed         (1,973,850)   (4,922,268)   (20,754,509) (49,569,895)
 Increase in shares and
   net assets derived
   from Trust share
   transactions             159,218         86,069     1,658,978      982,240

 Total increase in net
   assets                                             14,390,666    8,652,210

NET ASSETS:
  Beginning of period                                380,745,418   372,093,208
  End of period                                    $ 395,136,084 $ 380,745,418

See accompanying notes to financial statements.

                          TAX-FREE TRUST OF ARIZONA
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                              (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on March 13, 1986.

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

(1) Portfolio valuation:d Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

(2) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts of securities purchased at other than par with less than 60 days to maturity.

(3) Federal income taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Trust are conducted through two separate management arrangements.

    Bank One, Arizona, NA (the "Adviser"), formerly known as The Valley National Bank of Arizona, became Investment Adviser to the Trust in March, 1986. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trusts investments and provides various services to the Trust, including maintenance of the Trust' accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. This includes providing the office of the Trust and all related services as well as overseeing the activities

                        TAX-FREE TRUST OF ARIZONA
                NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                             (UNAUDITED)

of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to one-half of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of
(i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trusts total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended December 31, 1995.

    For the six months ended December 31, 1995, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $390,509 and $390,509, respectively.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trusts shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. However, for the six months ended December 31, 1995, the Distributor received sales commissions in the amount of $44,386.

    Effective October 18, 1993, the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. The Plan authorizes the Trust to make service fee payments at the annual rate of 0.15% of the average net assets of the Trust to broker-dealers or others selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. During the six months ended December 31, 1995, service fees amounted to $292,853, of which the Distributor received $8,607. Specific details about the Plan are more fully defined in the Trust's Prospectus and Statement of Additional Information.

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1995, purchases of securities and proceeds from the sales of securities aggregated $50,802,879 and $48,051,028, respectively.

    At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $23,833,817 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $27,813 for a net unrealized appreciation of $23,806,004.

                            TAX-FREE TRUST OF ARIZONA
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               (UNAUDITED)

    At December 31, 1995, for Federal income tax purposes, the Trust had a net capital loss of $2,844,561 which will be carried forward to offset future realized capital gains through 2002. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers ability to meet their obligations.

NOTE E - DISTRIBUTIONS:

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholders option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Adviser, wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1995, the Trusts custodian fees amounted to $21,400, all of which were offset by such credits. The Trust could have invested its cash balances in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

                            TAX-FREE TRUST OF ARIZONA
                               FINANCIAL HIGHLIGHTS
                                    (UNAUDITED)

For a share outstanding thoughout each period

                          Six Months           Year ended June 30,
                          ended
                          December
                          31, 1995    1995     1994    1993    1992    1991
Net Asset Value,
  Beginning of Period      $10.37    $10.16   $10.84  $10.36   $9.92   $9.77

Income from Investment
  Operations:
  Net investment income     0.28       0.56     0.57     0.62    0.66   0.66
  Net gain (loss) on
    securities (both
    realized and
    unrealized)             0.35       0.21   (0.60)    0.54    0.43   0.15
  Total from Investment
    Operations              0.63       0.77   (0.03)    1.16    1.09   0.81

Less Distributions:
  Dividends from net
    investment income      (0.28)    (0.56)   (0.57)   (0.62)  (0.65) (0.66)
  Distributions from
    capital gains            -          -     (0.08)   (0.06)     -      -
  Total Distributions      (0.28)    (0.56)   (0.65)   (0.68)  (0.65) (0.66)

Net Asset Value,
  End of Period           $10.72     $10.37   $10.16   $10.84  $10.36  $9.92


Total Return (not
  reflecting sales load)  6.14%#      7.89%   (0.38)%   11.45%  11.36%   8.57%

Ratios/Supplemental
  Data
  Net Assets, End of
    Period (in thousands) $395,136  $380,745 $372,093 $349,920 $237,433 $175,342
  Ratio of Expenses to
    Average Net Assets     0.72%*     0.74%     0.70%    0.65%   0.57%   0.58%
  Ratio of Net Investment
    Income to Average
    Net Assets             5.25%*     5.55%     5.36%    5.76%   6.37%   6.68%
  Portfolio Turnover Rate 12.40%#    34.44%    31.20%   18.78%  23.53%  26.83%


Net investment income per share and the ratios of income and expenses to average net assets without the Advisers and Administrators voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:

  Net Investment Income   $0.28      $0.56     $0.57     $0.61   $0.65   $0.65
  Ratio of Expenses to
    Average Net Assets    0.73%*     0.74%     0.71%     0.73%   0.70%    0.74%
  Ratio of Net Investment
    Income to Average
  Net Assets              5.24%*     5.55%     5.35%     5.67%    6.24%   6.52%

# Not annualized.

* Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

     The Annual Meeting of Shareholders of the Trust was held on September 22, 1995 and an adjourned session of the meeting was held on October 20, 1995. At the meeting, the following matters were submitted to a shareholder vote* and approved:

(i) the election of Lacy B. Herrmann, Philip E. Albrecht, Arthur K. Carlson, Thomas W. Courtney, William L. Ensign, Diana P. Herrmann,
      John C. Lucking, Anne J. Mills, and William T. Quinsler as Trustees to hold office until the next annual meeting of the Trusts shareholders or until his or her successor is duly elected (each Trustee received at least 20,582,818 affirmative votes (97.3%); no more than 580,977 votes (2.7%) were withheld for any Trustee),

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending June 30, 1996 (votes for: 20,322,664 (96.0%); votes against: 92,261 (0.4%);
      abstentions: 739,960 (3.5%)),

(iii) the approval of an amendment to the Trust's Declaration of Trust to authorize the creation of additional classes of shares (votes for:
      19,108,140 (79.6%); votes against: 1,687,827 (7.0%); abstentions:
      1,937,034 (8.1%); broker non-votes 1,257,956 (5.2%)), and

(iv) the approval of an amendment to the Trust's Declaration of Trust to authorize voting by net asset value of shares (votes for: 19,255,371 (80.3%); votes against: 1,716,678 (7.2%); abstentions: 1,760,952
      (7.3%); broker non-votes: 1,257,956 (5.2%)).
___________
* On the record date for this meeting, 36,741,186 shares of the Trust were outstanding and entitled to vote. The holders of 21,163,795 shares (57.6%) entitled to vote were present in person or by proxy at the initial session of the meeting and the holders of 23,990,957 shares (65.3%) entitled to vote were present in person or by proxy at the adjourned session of the meeting.





INVESTMENT ADVISER
BANK ONE, ARIZONA, NA
Bank One Center
241 North Central Avenue
Phoenix, Arizona 85004

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Philip E. Albrecht
Arthur K. Carlson
Thomas W. Courtney
William L. Ensign
Diana P. Herrmann
John C. Lucking
Anne J. Mills
William T. Quinsler

OFFICERS
Lacy B. Herrmann, President
William C. Wallace, Senior Vice President
Susan A. Cook, Vice President
Kristian P. Kjolberg, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.






SEMI-ANNUAL
REPORT

DECEMBER 31, 1995

A tax-free income investment

(picture of eagle)

Tax-Free Trust of Arizona

(picture of eagle)


One of the
AQUILAsm Group of Funds